Investments Accounted for Using the Equity Method - Summary of Financial Information of Significant Equity Accounted Investments (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2016
Disclosure of significant investments in associates and joint ventures [line items]
Cash and cash equivalents	$ 13,426	$ 15,613	$ 15,871
Net finance costs	(911)	(1,064)	(1,245)
Depreciation and amortisation	6,112	5,829	6,288
Interest income	351	446	322
Interest expense	1,262	1,510	1,567
Income tax benefit/(expense)	(4,774)	(5,529)	(7,007)
Samarco Mineracao S.A. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Cash and cash equivalents	15	246
Current financial liabilities (excluding trade and other payables and provisions)	6,023	5,510
Share of loss				$ (655)
Impairment				$ (525)
Additional share of loss	(3,341)
Loss from funding provided to Samarco	(2,929)
Net finance costs	(412)
Depreciation and amortisation	84	85	73
Interest income	16	22	31
Interest expense	588	342	385
Income tax benefit/(expense)	(256)	52	$ (154)
Samarco Mineracao S.A. [member] | Working Capital Funding [Member]
Disclosure of significant investments in associates and joint ventures [line items]
Additional cumulative impairment losses	(405)
Individually immaterial, associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Unrecognised share of profits (losses)	12	15
Cumulative losses	$ 193	$ 181